September 16, 2009	Robert H. Rosenblum D 202.778.9464 robert.rosenblum@klgates.com Stacy H. Winick D 202.778.9252 stacy.winick@klgates.com

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:     Nuveen Mortgage Opportunity Term Fund

Ladies and Gentlemen:

          On behalf of the Nuveen Mortgage Opportunity Term Fund (the “Fund”), we are transmitting for electronic filing the Registration Statement on Form N-2 under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and each exhibit being filed therein.

          Before the Fund’s Registration Statement becomes effective under the Securities Act of 1933, as amended, the Fund will file an amendment containing all exhibits.

          If we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (202) 778-9252 or Robert Rosenblum at (202) 778-9464 with any questions or comments concerning these materials.

Very truly yours,

Robert H. Rosenblum

Stacy H. Winick

Enclosures

Copies to J. Grzeskiewicz (w/encl.)
                K. McCarthy (w/encl.)
                C. Rorhbacher (w/encl.)